Goodwill	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Goodwill
22	Goodwill

	2020	2019
	RMB million	RMB million
Cost and carrying amount:	237	237

Impairment tests for cash-generating units containing goodwill

	2020	2019
	RMB million	RMB million
Southern Airlines Group Import and Export Trading Company (“SAIETC”)	182	182
Xiamen Airlines Culture and Media Co., Ltd. (“XACM”)	55	55

Total	237	237

The recoverable amount of the CGU is determined based on
value-in-use
calculation. The calculation uses cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using an estimated weighted average growth rate which does not exceed the long-term average growth rates for the business in which the CGU operates.
The cash flows of the above entities are discounted using
pre-tax
discount rates ranging from 10.5% to 13.5% (201
9
: 10.5% to 13.5%).